Employee Benefits and Other Expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Other Noninterest Expense	[1]	$ 4,129	$ 4,687	$ 6,681
Employee benefits regulatory charges and assessments expense, including FDIC assessment expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Noninterest Expense		$ 834	$ 723	$ 1,100

[1]	In 2020, personnel-related expenses were combined into a single line item, expenses for outside professional services, contract services, and outside data processing were combined into a single line item for professional and outside services expense; expenses for technology and equipment and telecommunications were combined into a single line item for technology, telecommunications and equipment expense; and certain other expenses were reclassified to other noninterest expense. Prior period balances have been revised to conform with the current period presentation.